Goldman Sachs Absolute Return Tracker Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Absolute Return Tracker Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.79%	[1]
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.73%	[1]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary (as defined below) at an annual rate of 0.42% of the ART Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets; and (iv) reduce or limit the ART Subsidiary’s expenses (excluding management fees) to 0.004% of the ART Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.